Summary of Significant Accounting Policies - Share Repurchase (Details) (USD $)	12 Months Ended			36 Months Ended
	Dec. 31, 2013 request	Dec. 31, 2012 request	Dec. 31, 2011 request	Dec. 31, 2013 request
Class of Stock [Line Items]
Number of Shares	600,000
ARCT III Share Repurchase Program [Member]
Class of Stock [Line Items]
Number of Requests	11	75	1	87
Number of Shares	4,956	180,744	2,375	188,075
Average Repurchase Price (in dollars per share)	$ 24.98	$ 10.07	$ 10.00	$ 10.46
One Year [Member] | ARCT III Share Repurchase Program [Member]
Class of Stock [Line Items]
Share Price	$ 9.25			$ 9.25
Share Repurchase Price	92.50%			92.50%
One Year [Member] | ARCT IV Share Repurchase Program [Member]
Class of Stock [Line Items]
Share Price	$ 23.13			$ 23.13
Two Years [Member] | ARCT III Share Repurchase Program [Member]
Class of Stock [Line Items]
Share Price	$ 9.50			$ 9.50
Share Repurchase Price	95.00%			95.00%
Two Years [Member] | ARCT IV Share Repurchase Program [Member]
Class of Stock [Line Items]
Share Price	$ 23.75			$ 23.75
Three Years [Member] | ARCT III Share Repurchase Program [Member]
Class of Stock [Line Items]
Share Price	$ 9.75			$ 9.75
Share Repurchase Price	97.50%			97.50%
Three Years [Member] | ARCT IV Share Repurchase Program [Member]
Class of Stock [Line Items]
Share Price	$ 24.78			$ 24.78
Four Years [Member] | ARCT III Share Repurchase Program [Member]
Class of Stock [Line Items]
Share Price	$ 10.00			$ 10.00
Share Repurchase Price	100.00%			100.00%
Four Years [Member] | ARCT IV Share Repurchase Program [Member]
Class of Stock [Line Items]
Share Price	$ 25.00			$ 25.00